Condensed Unaudited Consolidated Statements of Changes in Equity - CAD ($)	Share capital	Share subscription	Share-based payment reserve	Foreign Currency Translation Reserve	Deficit	Total
Beginning balance at Dec. 31, 2017	$ 22,718,282	$ 750,000	$ 3,518,286		$ (21,335,552)	$ 5,651,016
Beginning balance, shares at Dec. 31, 2017	23,794,106
Shares issued for cash	$ 2,519,642	$ (750,000)				1,769,642
Shares issued for cash, shares	757,138
Shares issued on exercise of options	$ 31,669		(19,274)			12,395
Shares issued on exercise of options, shares	6,198
Share issued for finders fees	$ 23,678					23,678
Share issued for finders fees, shares	2,286
Stock-based compensation			790,234			790,234
Comprehensive loss for the period					(2,403,974)	(2,403,974)
Ending balance at Mar. 31, 2018	$ 25,293,271		4,289,246		(23,739,526)	5,842,991
Ending balance, shares at Mar. 31, 2018	24,559,728
Beginning balance at Dec. 31, 2018	$ 46,622,299		7,667,591	$ (10,005)	(31,373,697)	22,906,188
Beginning balance, shares at Dec. 31, 2018	32,332,343
Shares issued for cash	$ 14,725,221					14,725,221
Shares issued for cash, shares	3,333,334
Shares issued pursuant to exercise of warrants	$ 4,657,266					4,657,266
Shares issued pursuant to exercise of warrants, shares	1,046,300
Shares issued for services	$ 201,077					201,077
Shares issued for services, shares	93,020
Stock-based compensation			1,999,992			1,999,992
Comprehensive loss for the period				2,683	(20,629,865)	(20,627,182)
Ending balance at Mar. 31, 2019	$ 66,205,863		$ 9,667,583	$ (7,322)	$ (52,003,562)	$ 23,862,562
Ending balance, shares at Mar. 31, 2019	36,804,997